Condensed Consolidated Interim Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	May 31, 2019	May 31, 2018
OPERATING ACTIVITIES
Loss for the period	$ (13,137)	$ (37,605)
Add items not affecting cash:
Depreciation	187	251
Interest expense	7,331	14,938
Unrealized foreign exchange gain (loss)	99	(116)
Loss on assets held for sale		2,305
Gain (Loss) on fair value of convertible debt derivatives	839	(2,687)
(Gain) Loss on marketable securities	(609)	692
Stock compensation expense	521	62
Net change in non-cash working capital	747	117
Net cash flows from (used in) operating activities	(4,022)	(22,043)
FINANCING ACTIVITIES
Share issuance - warrant exercise	1,646	0
Proceeds from issuance of equity	4,155	19,882
Equity issuance costs	(153)	(2,120)
Cash received from sale of Maseve		62,000
Interest paid		(1,014)
Cash proceeds from debt		10,000
Debt principal repayments	(8,023)	(75,251)
Cash received from Waterberg partners	2,367
Costs associated with the debt	(3)	(899)
Net cash flows from (used in) financing activities	(11)	12,598
INVESTING ACTIVITIES
Proceeds from partial sale of interest in Waterberg		17,190
Restricted cash (Waterberg)		(5,000)
Cash received from sale of marketable securities	7,951
Expenditures from restricted cash (Waterberg)	126	4,002
Fees paid on asset held for sale		(1,000)
Proceeds from the sale of concentrate		2,016
Waterberg exploration expenditures	(6,139)	(5,759)
Net cash flows from (used in) investing activities	1,938	11,449
Net decrease in cash and cash equivalents	(2,095)	(7,510)
Effect of foreign exchange on cash and cash equivalents	330	(189)
Cash and cash equivalents, beginning of period	3,017	3,414
Cash and cash equivalents, end of period	$ 1,252	$ 5,229